Document and Entity Information	Jun. 10, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 10, 2015
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Jun. 10, 2015
Document Effective Date	Jun. 10, 2015
Prospectus Date	Aug. 28, 2014
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund | UBS RMA MONEY FUND INC
Prospectus:
Trading Symbol	SETXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund | UBS RMA MONEY FUND INC
Prospectus:
Trading Symbol	STPXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund | UBS RMA MONEY FUND INC
Prospectus:
Trading Symbol	STRXX